CADRE INSTITUTIONAL INVESTORS TRUST
                                LIQUID ASSET FUND
                                  ANNUAL REPORT

                                OCTOBER 31, 1998






















--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS

William T. Sullivan, Jr.                       Donald E. Gray, Jr. C.G.F.M.
Chairman and Trustee                           Trustee

David L. Boyle                                 C. Roderick O'Neil
Trustee                                        Trustee

Martin G. Flanigan                             William J. Reynolds
Treasurer                                      Trustee

Russell E. Galipo                              William M. Sullivan, Esq.
Trustee                                        Secretary

Harvey A. Fein                                 Dr. Don I. Tharpe
Trustee                                        Trustee

                 INVESTMENT ADVISOR/ADMINISTRATOR/TRANSFER AGENT
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779


                                    CUSTODIAN
                                     US Bank
                                  US Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402


                         INDEPENDENT PUBLIC ACCOUNTANTS
                              KPMG Peat Marwick LLP
                                757 Third Avenue
                            New York, New York 10017


                                  LEGAL COUNSEL
                              Schulte, Roth & Zabel
                                900 Third Avenue
                            New York, New York 10022

CIIT CHAIRMAN'S ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

It has been an exciting year indeed for the Cadre Institutional Investors Trust Liquid Asset Fund (the "Fund"), including the introduction of a Master/Feeder structure for the Fund and new Internet based functionality. In addition, the Fund has continued to maintain an attractive rate of return versus industry averages, while maintaining safety of principal and liquidity as our cornerstone objectives.

In order to grow the Fund to meet our clients' various investment needs, the Board of Trustees authorized the creation of a Master/Feeder structure through the introduction of the U.S. Government Money Market Portfolio, a master portfolio through which the Liquid Asset Fund, now a feeder series, can invest. In addition, the Board has authorized the offering of a new series of the Fund, called the Institutional Cash Fund, which is also a feeder series and will be available to shareholders shortly. By creating the Master/Feeder arrangement, we should be able to offer more competitive rates of return since shareholders will be able to choose the investment vehicle that more precisely meets their individual investment needs.

Several significant technology enhancements were provided through Cadre Financial Services, Inc., our investment advisor and administrator. Topping the list is our new Internet information service called COMPASS. This enhancement brings Internet functionality to the Fund and enables shareholders to look at historical rates and Fund information, check account balances, view daily and monthly statements, and review transaction history and wiring instructions. Ultimately, this Internet tool will enable shareholders to perform account transfers and record deposits directly online.

During 1998, we also took steps to enhance our custodian bank relationship and changed our banking relationship by appointing U.S. Bank of Minneapolis as the Fund's new custodian bank. Although a change of custodian has occurred, we will continue to maintain local cash management banks in each state our Fund is offered. By maintaining cost controls we hope to continue offering competitive returns to our shareholders.

Throughout 1998, the Trustees monitored the Year 2000 readiness of its various service providers. Your Trustees continue to exercise diligent oversight of its contractors' testing results and contingency arrangements throughout 1999. In addition, Cadre will provide you with updated Year 2000 Readiness Disclosure reports throughout the year, which are also available on Cadre's web site, www.ambac-cadre.com. Cadre will also issue a final readiness report in December 1999.

Finally, on behalf of the Cadre Institutional Investors Trust Liquid Asset Fund Board of Trustees, we thank you for your continued support and confidence in our ability to continue to develop and improve our product offerings that will permit your entity to "maximize" its income potential while maintaining safety of principal, liquidity, and yield.

William T. Sullivan, Jr.
Chairman, President and Chief Executive Officer
Cadre Institutional Investors Trust

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------
The U.S. economy delivered another impressive performance over the last twelve months. The economy expanded by 3.7% and the unemployment rate reached a level lower than we have seen in two decades. Meanwhile, inflation was almost non-existent. The strength of the economy is expected to lead to a Federal budget surplus in 1998, this situation was almost unimaginable a few short years ago. Overseas economies weakened dramatically during the year. Problems in our own stock and bond markets began late Summer 1998 in response to the weakness abroad. Weakness in overseas economies and the potential effects for the U.S. caused the Federal Reserve to lower the overnight Fed funds level in September and again in October from 5.5% to 5%

Short-term interest rates remained unusually stable during the year. The Federal Reserve (Fed) maintained a 5.50% Fed Funds target during the first 11 months before lowering it twice within three weeks of each other to 5%. The yield curve (from overnight to one year) was flat at 5.50% during the first half of the year and remains inverted as the market expects further reductions in rates.

Quality spreads widened sharply late in the period. The spread between 90 day Treasury Bills and 90 day Agency discount notes on October 31, 1997 was 23bp. The spread between the same security types on October 30, 1998 was 64bp. The widening of spreads is the result of investor risk aversion and a "flight to safety", rather than an actual deterioration in credit fundamentals.

Trouble in overseas economies have clearly caused a drag on our economy. Exports have been declining since the beginning of 1998, with sales to Asia falling dramatically. Offsetting some of this weakness was continued high levels of employment, consumer confidence, and strong housing growth. Economies in Asia and Latin America will have to begin to show stabilization before we will begin to see an end to this drag.

Inflation has been running at an annual rate of about 1.5%. Risks to the low inflation environment have included; high employment, wage gains, and work week increases. Most of these have been offset by productivity gains and corporate willingness to cut profits rather than raise prices in a competitive market. Inflation should remain low over the next 12 months as a slower economy and lower import prices combine to keep inflation pressures subdued.

The high performance economies of the past two years are not likely to be repeated over the next year. Short-term interest rates are likely to trend lower as the Federal Reserve continues to use monetary policy to offset weakness stemming from both abroad, and domestic risk aversion. Inflation should remain low in a slower economy. Overseas economies are going to take many years to recover as their problems are severe. Money-market securities have regained popularity for all investors especially those seeking safety, liquidity, and prudent returns.


Cadre Financial Services, Inc.

KPMG Peat Marwick LLP
      345 Park Avenue
      New York, NY 10154


                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
Cadre Institutional Investors Trust Liquid Asset Fund:

We have audited the accompanying statement of assets and liabilities of Cadre Institutional Investors Trust Liquid Asset Fund, including the portfolio of investments, as of October 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the year ended October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cadre Institutional Investors Trust Liquid Asset Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in net assets and financial highlights for the year then ended and for the year ended October 31, 1997, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick, LLP
--------------------------

KPMG Peat Marwick LLP
New York, New York
December 11, 1998

CADRE INSTITUTIONAL INVESTORS TRUST LIQUID ASSET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

PRINCIPAL                                             YIELD TO
AMOUNT    DESCRIPTION                              MATURITY ON DATE      VALUE
(000'S)   MATURITY DATE                              OF PURCHASE        (NOTE 2)
-------   -------------                              -----------        --------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 81.90%

$ 5,000   Federal Farm Credit Bank                       5.40%        $4,999,249
          Discount Notes
          November 2, 1998

  9,287   Federal Farm Credit Bank                       5.22          9,216,588
          Discount Notes
          December 23, 1998

  5,000   Federal Home Loan Bank                         5.34          4,997,764
          Discount Notes
          November 4, 1998

  5,000   Federal Home Loan Bank                         5.03          4,976,849
          Discount Notes
          December 4, 1998

  5,000   Federal Home Loan Bank                         5.06          4,959,732
          Discount Notes
          December 28, 1998

  7,657   Federal Home Loan Bank                         4.74          7,581,228
          Discount Notes
          January 15, 1999

  3,000   Federal Home Loan Mtge. Corp.                  5.40          2,999,546
          Discount Notes
          November 2, 1998




                   The accompanying notes are an integral part
                         of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST LIQUID ASSET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                             YIELD TO
AMOUNT    DESCRIPTION                              MATURITY ON DATE      VALUE
(000'S)   MATURITY DATE                              OF PURCHASE        (NOTE 2)
-------   -------------                              -----------        --------


U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

$13,000   Federal Home Loan Mtge. Corp.                  5.40%      $ 12,996,070
          Discount Notes
          November 3, 1998

  5,000   Federal Home Loan Mtge. Corp.                  5.40          4,996,973
          Discount Notes
          November 5, 1998

 15,000   Federal National Mtge. Assoc.                  4.74         14,843,646
          Discount Notes
          January 19, 1999

  3,000   Federal National Mtge. Assoc.                  4.80          2,962,780
          Discount Notes
          February 2, 1999

  5,000   Federal National Mtge. Assoc.                  4.64          4,998,893
          LIBOR Floating-Rate Note
          Weekly Reset
          April 9, 1999
                                                                     -----------

          Total U.S. Government Agency
          Obligations                                                 80,529,318
         (amortized cost $80,529,318)
                                                                     -----------




                   The accompanying notes are an integral part
                         of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST LIQUID ASSET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                             YIELD TO
AMOUNT    DESCRIPTION                              MATURITY ON DATE      VALUE
(000'S)   MATURITY DATE                              OF PURCHASE        (NOTE 2)
-------   -------------                              -----------        --------

REPURCHASE AGREEMENTS - 18.10%
$17,796   Repurchase Agreement with Morgan               5.55%     $ 17,796,000
          Morgan Stanley Group Inc., 5.55%,
          due November 2, 1998.  Dated
          October 30, 1998, Repurchase price
          $17,804,231 (collateralized by
          $18,478,000 U.S. Treasury Bills, due
          April 1, 1999, market value $18,152,048)
                                                                   ------------
          Total Repurchase Agreements                                17,796,000
                                                                   ------------
          (amortized cost $17,796,000)

Total investments - 100.10%                                          98,325,318
(amortized cost $98,325,318)

Liabilities in excess of other assets - 0.00%                           (96,669)
                                                                   ------------
Net Assets - 100.00%                                               $ 98,228,649
                                                                   ============



                   The accompanying notes are an integral part
                         of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST LIQUID ASSET FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1998
--------------------------------------------------------------------------------


                                     ASSETS

Investment in securities, at value (Note 2):
     U.S. Government agency obligations                            $ 80,529,318
     Repurchase agreements                                           17,796,000
                                                                   ------------
          Total investments, at value                                98,325,318

Cash                                                                    208,700
Interest receivable                                                      19,804
Prepaid expenses                                                         45,663
                                                                   ------------
          Total assets                                               98,599,485
                                                                   ------------
                                   LIABILITIES

Cash received pending share purchase                                    207,918
Advisory fees payable                                                    20,028
Trustee fees payable                                                     34,349
Other accrued expenses                                                  108,541
                                                                   ------------
     Total liabilities                                                  370,836
                                                                   ------------
NET ASSETS                                                         $ 98,228,649
                                                                   ============

Shares of beneficial interest outstanding                            98,228,855
                                                                   ============
NET ASSET VALUE,
offering and redemption price per share
(Net Assets / Share Outstanding)                                   $       1.00
                                                                   ============
NET ASSETS consist of:
Common stock, at par value (Note 5)                                $     98,229
Paid-in capital in excess of par value                               98,130,626
Accumulated net realized loss on
investment securities transactions                                         (206)
                                                                   ------------
     Total Net Assets                                              $ 98,228,649

                                                                   ============



                    The accompanying notes are integral part
                         of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST LIQUID ASSET FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 1998
--------------------------------------------------------------------------------

Investment income                                                   $ 5,964,125
                                                                    -----------
Expenses (Note 3):

     Investment advisory fees                                           160,337

     Administration fees                                                106,892

     Transfer agent fees                                                 53,446

     Trustee expenses                                                    38,615

     Legal fees                                                          31,480

     Custodian fees                                                      29,147

     Liability insurance expense                                         24,505

     Printing expenses                                                   22,072

     Audit fees                                                          15,000

     Registration and filing fees                                        12,035

     Other expenses                                                      11,528
                                                                    -----------

          Total expenses                                                505,057

     Less:  fees waived                                                 (64,727)
                                                                    -----------
     Net expenses                                                       440,330
                                                                    -----------
Net investment income                                               $ 5,523,795
                                                                    ===========


                  The accompanying notes are an integral part
                         of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST LIQUID ASSET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           YEAR ENDED OCTOBER 31,
                                                           ----------------------
                                                           1998             1997
                                                           ----             ----
Operations:
     Net investment income                           $   5,523,795    $   5,539,212

     Net realized loss on investment
     securities transactions                                  --               (206)
                                                     -------------    -------------

     Net increase in net assets
     resulting from operations                           5,523,795        5,539,006

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

     Net investment income                              (5,523,795)      (5,539,212)

     Net realized gains on securities transactions            --               (707)
                                                     -------------    -------------
Total dividends and distributions
to shareholders (Note 2)                                (5,523,795)      (5,539,919)
                                                     -------------    -------------
SHARE TRANSACTIONS:

     Net proceeds from sales of shares                 365,846,598      191,135,630

     Net asset value of shares issued to
     shareholders in reinvestment
     of dividends and distributions                      5,523,795        4,844,012

     Cost of shares redeemed                          (411,802,360)    (128,198,780)
                                                     -------------    -------------
     Net (decrease) increase in net assets
     resulting from share transactions                 (40,431,967)      67,780,862
                                                     -------------    -------------
     Total (decrease) increase in net assets           (40,431,967)      67,779,949
                                                     -------------    -------------
NET ASSETS:

     Beginning of year                                 138,660,616       70,880,667
                                                     -------------    -------------
     End of year                                     $  98,228,649    $ 138,660,616
                                                     =============    =============
OTHER INFORMATION:

Share Transactions:

     Shares sold                                       365,846,598      191,135,630

     Shares issued to shareholders in
     reinvestment of dividends and distributions         5,523,795        4,844,012

     Shares repurchased                               (411,802,360)    (128,198,780)
                                                     -------------    -------------
          Net (decrease) increase
          in shares outstanding                        (40,431,967)      67,780,862
                                                     =============    =============


                  The accompanying notes are an integral part
                         of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST LIQUID ASSET FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"). Cadre Financial Services, Inc. (formerly known as Ambac Investment Management, Inc.) (the "Advisor"), a wholly-owned subsidiary of Ambac Capital Corporation, which in turn is a wholly-owned subsidiary of Ambac Financial Group, Inc., serves as the Trust's investment advisor. Previously the Trust offered the Ambac U.S. Treasury Money Market Fund which ceased operations on June 30, 1997. The accompanying financial statements and financial highlights are those of the Cadre Institutional Investors Trust Liquid Asset Fund (the "Fund") formerly known as U.S. Government Money Market Fund. The Fund commenced investment operations on April 24, 1996. Prior to April 24, 1996, the only business conducted by the Fund was the issuance of 33,335 shares of this Fund in connection with the registration of the Trust.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of its financial statements.

PORTFOLIO VALUATION

Securities owned by the Fund are valued utilizing the amortized cost valuation method permitted by Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis.

CADRE INSTITUTIONAL INVESTORS TRUST LIQUID ASSET FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------


DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income are declared and accrued daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. Therefore, no Federal tax provision is required.

The Fund has an available capital loss carryforward of $206 for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1998. If not used, the capital loss carryforward of $206 will expire on October 31, 2005.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Trust's Advisor has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian (or sub-custodian) in a manner that it intended to enable the Fund to realize the value of the securities in the event of a counterparty default. The Advisor monitors daily the value of the securities, including accrued interest, to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

CADRE INSTITUTIONAL INVESTORS TRUST LIQUID ASSET FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------


NOTE 3 - INVESTMENT ADVISORY, ADMINISTRATION AND OTHER FEES

The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor provides services for a fee, computed daily and paid monthly, at the annual rates of 0.15% of the Fund's average daily net. The Advisor has voluntarily agreed to waive its fee or reimburse expenses of the Fund to the extent necessary to assure that the ordinary operating expenses do not exceed 0.35% of the average daily net assets for the period November 1, 1997 to December 31, 1997, 0.40% for the period January 1, 1998 to May 31, 1998 and 0.45% for the period June 1, 1998 to October 31, 1998. The Advisor reserves the right to modify or terminate at any time its agreements to waive fees and reimburse expenses. The Trust and Cadre Financial Services, Inc., are parties to an administration agreement under which Cadre Financial Services, Inc. (the "Administrator") provides services for a monthly fee calculated at an annual rate of 0.10% of the Fund's first $500 million average daily net assets, 0.075% of the next $500 million of the Fund's average daily net assets and 0.05% of the Fund's average daily net assets in excess of $1 billion.

Cadre Securities, Inc. (the "Distributor") a wholly-owned subsidiary of Ambac Financial Group, Inc. acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of the Advisor, Administrator and/or Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of the Advisor, Administrator and/or Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee, of which each of the Independent Trustees is a member, receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Advisor voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses so that the total expenses would not exceed certain expense limitations established for the Fund. The Advisor, at its discretion, may revise or discontinue the voluntary fee waivers and expense reimbursements. For the period ended October 31, 1998, the Advisor waived fees with respect to the Fund in the amount of $64,727.

CADRE INSTITUTIONAL INVESTORS TRUST LIQUID ASSET FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------


NOTE 5 - SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Fund, each with a par value of $0.001.

CADRE INSTITUTIONAL INVESTORS TRUST LIQUID ASSET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                               Year Ended October 31,
                                                               ----------------------

                                                                1998            1997
                                                                ----            ----
For a share outstanding throughout the year

Net asset value, beginning of year                          $     1.00      $     1.00
                                                            -----------     -----------

Income from investment operations:
     Net investment income (1)                                   0.052           0.053
                                                            -----------     ------------
Less dividends:
     Dividends from net investment income
                                                                (0.052)          (0.053)
Net increase in net asset value                                    --               --
                                                            -----------     ------------
Net asset value, end of year                                $     1.00      $      1.00
                                                            ===========     ============

Ratios/Supplemental Data:
Net assets, end of year (000's)                                 98,229          138,661

Ratio to average net assets:
     Net investment income including reimbursement/waiver         5.17%            5.38%
     Operating expenses including reimbursement/waiver            0.41%            0.26%
     Operating expenses excluding reimbursement/waiver            0.47%            0.49%

----------------------
(1) Net investment income per share before reimbursement, waiver of fees and expenses by the Investment Advisor was $0.0523 and $0.0514 for the years ended October 31, 1998 and 1997, respectively.